Leniency agreement with authorities (Details Narrative) - BRL (R$)		1 Months Ended
	Apr. 27, 2017	Dec. 31, 2016	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Outstanding amount			1,103,548
Leniency Agreements [Member]
IfrsStatementLineItems [Line Items]
Settlement amount	R$ 2,752,711,000
Leniency Agreements [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Settlement amount	R$ 159,894,000
Leniency Agreements [Member] | Federal Prosecution Office And U S Swiss Authorities [Member]
IfrsStatementLineItems [Line Items]
Settlement amount		R$ 3,100,000,000
Leniency Agreements [Member] | Federal Prosecution Office And U S Swiss Authorities [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Settlement amount		957,000,000
Federal Controller General And Attorney Generall Agreement [Member]
IfrsStatementLineItems [Line Items]
Settlement amount		R$ 409,877,000,000